Vanguard US Quality Factor ETF N-1A Cover	Nov. 30, 2025
Prospectus [Line Items]
Document Type	497
Amendment Flag	false
Registrant Name	VANGUARD WELLINGTON FUND
Entity Central Index Key	0000105563
Entity Investment Company Type	N-1A
Document Period End Date	Nov. 30, 2025
Prospectus Date	Mar. 27, 2026